UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stephens Investment Management LLC
Address: One Ferry Building, Suite 255

         San Francisco, CA  94111

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bart Stephens
Title:     General Partner
Phone:     415 677 5440

Signature, Place, and Date of Signing:

     Bart Stephens     San Francisco, CA     May 13, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     51

Form13F Information Table Value Total:     $226,139 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3PAR INC                       COM              88580F109     1578   233462 SH       DEFINED                         233462
ACTIVISION INC NEW             COM NEW          004930202      546    20000 SH       DEFINED                          20000
AIRSPAN NETWORKS INC           COM              00950h102     5399  5743139 SH       DEFINED                        5743139
ALIGN TECHNOLOGY INC           COM              016255101     7745   697156 SH       DEFINED                         697156
ALSIUS CORPORATION             COM              021211107     2758  1498894 SH       DEFINED                        1498894
ALSIUS CORPORATION             COM              021211107      201   109273 SH       DEFINED                         109273
ARRAY BIOPHARMA INC            COM              04269X105     9456  1348957 SH       DEFINED                        1348957
BIOCRYST PHARMACEUTICALS       COM              09058V103    14622  3171801 SH       DEFINED                        3171801
CALIPER LIFE SCIENCES INC      COM              130872104     5442  1451322 SH       DEFINED                        1451322
CELEBRATE EXPRESS INC          COM              15100A104     2267   431801 SH       DEFINED                         431801
CEPHEID                        COM              15670R107     1463    60000 SH       DEFINED                          60000
CLEARWIRE CORP                 CL A             185385309    35757  2414412 SH       DEFINED                        2414412
CROSS A T CO                   CL A             227478104      553    80669 SH       DEFINED                          80669
CURIS INC                      COM              231269101     2002  1410106 SH       DEFINED                        1410106
CURIS INC                      COM              231269101      273   192303 SH       DEFINED                         192303
DELIA'S INC NEW                COM              246911101     5131  1921658 SH       DEFINED                        1921658
DENISON MINES CORP             COM              248356107     1195   190000 SH       DEFINED                         190000
EARTHLINK INC                  COM              270321102     8954  1185910 SH       DEFINED                        1185910
FREDERICKS HOLLYWOOD GROUP I   COM              35582T108      378   134938 SH       DEFINED                         134938
GENAERA CORP                   COM NEW          36867G209      155    91800 SH       DEFINED                          91800
GENOMIC HEALTH INC             COM              37244C101     5102   270067 SH       DEFINED                         270067
GLU MOBILE INC                 COM              379890106     9852  2194258 SH       DEFINED                        2194258
HELICOS BIOSCIENCES CORP       COM              42326R109     4250   708346 SH       DEFINED                         708346
HIRERIGHT INC                  COM              433538105      195    19360 SH       DEFINED                          19360
ICAGEN INC                     COM              45104P104      323   199583 SH       DEFINED                         199583
INFOCUS CORP                   COM              45665B106     2773  1483072 SH       DEFINED                        1483072
IOMAI CORP                     COM              46202P103      400   250000 SH       DEFINED                         250000
ISILON SYS INC                 COM              46432L104     4315   884163 SH       DEFINED                         884163
MEMSIC INC                     COM              586264103      687   114242 SH       DEFINED                         114242
METABASIS THERAPEUTICS INC     COM              59101M105      115    55629 SH       DEFINED                          55629
MMC ENERGY INC                 COM NEW          55312Q208     5864  2702192 SH       DEFINED                        2702192
MONOGRAM BIOSCIENCES INC       COM              60975U108     5300  5000000 SH       DEFINED                        5000000
NEW FRONTIER MEDIA INC         COM              644398109     5087  1149684 SH       DEFINED                        1140684
NEXTWAVE WIRELESS INC          COM              65337Y102     2025   401060 SH       DEFINED                         401060
NOVAVAX INC                    COM              670002104      733   275499 SH       DEFINED                         275499
ORANGE 21 INC                  COM              685317109     3444   779197 SH       DEFINED                         779197
ORBCOMM INC                    COM              68555P100    11759  2370755 SH       DEFINED                        2370755
PROSHARES TR                   ULTRA XIN CH25   74347R321    21244   225000 SH       DEFINED                         225000
PROSHARES TR                   ULTRASHORT QQQ   74347R875     4985   100000 SH       DEFINED                         100000
PROXIM WIRELESS CORP           COM              744285107      785   993484 SH       DEFINED                         993484
PURECYCLE CORP                 COM NEW          746228303     1477   265237 SH       DEFINED                         265237
REDENVELOPE INC                COM              75733R601      522   869231 SH       DEFINED                         869231
SCIENTIFIC LEARNING CORP       COM              808760102     1028   218734 SH       DEFINED                         218734
SOURCEFIRE INC                 COM              83616T108      806   135232 SH       DEFINED                         135232
STRATEGIC DIAGNOSTICS INC      COM              862700101     5506  1476100 SH       DEFINED                        1476100
SUPPORTSOFT INC                COM              868587106     4017  1217408 SH       DEFINED                        1217408
SURMODICS INC                  COM              868873100    10175   242962 SH       DEFINED                         242962
TOWERSTREAM CORP               COM              892000100     3813  3151584 SH       DEFINED                        3151584
VERI TEK INTL CORP             COM              92342X101     1230   264409 SH       DEFINED                         264409
VOLCOM INC                     COM              92864N101     1643    81283 SH       DEFINED                          81283
WIRELESS RONIN TECHNOLOGIES    COM              97652A203      809   202250 SH       DEFINED                         202250